Debt and Credit Facilities - Notes (Details)			12 Months Ended
	Sep. 15, 2017 CAD	Nov. 15, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Mar. 30, 2017 CAD	Mar. 10, 2017 CAD
Disclosure of detailed information about borrowings [line items]
Long-term debt repayment			CAD 365,000,000	CAD 6,949,000,000
Authorised capital commitments, pre-registration			CAD 3,000,000,000		$ 3,000,000,000
7.55% Notes Due 2016
Disclosure of detailed information about borrowings [line items]
Interest rate		755.00%
Long-term debt repayment		CAD 280,000,000
Debt repayment, interest		CAD 10,000,000
3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate							3.60%
Borrowings							CAD 750,000,000
6.20% Notes Due 2017
Disclosure of detailed information about borrowings [line items]
Interest rate	6.20%		6.20%		6.20%
Long-term debt repayment	CAD 365,000,000
Debt repayment, interest	CAD 11,000,000
2017 Canadian Shelf Prospectus
Disclosure of detailed information about borrowings [line items]
Authorised capital commitments, pre-registration						CAD 3,000,000,000